Summary of Significant Accounting Policies - Schedule of the Estimated Transaction Price (Details) - Previously Reported [Member] - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of the Estimated Transaction Price [Line Items]
Total		$ 628,149	$ 507,920
Membership [Member]
Schedule of the Estimated Transaction Price [Line Items]
Total	[1]	132,950	233,453
Product Sales [Member]
Schedule of the Estimated Transaction Price [Line Items]
Total	[2]	952	6,176
FAST Revenue – related parties [Member]
Schedule of the Estimated Transaction Price [Line Items]
Total	[3]	221,894	266,142
Ad Revenue [Member]
Schedule of the Estimated Transaction Price [Line Items]
Total	[4]	271,638	1,151
Other Revenue [Member]
Schedule of the Estimated Transaction Price [Line Items]
Total		$ 715	$ 998

[1]	Membership sales refer to customers purchasing premium content through our SmartGuide for varying fees and recognized on a gross basis over the service period determined.
[2]	Product sales refer to the physical transfer of goods shipped to customers to aid in access to our other offered service lines, recognized as a point of sale, upon shipment of goods.
[3]	We provide end-to-end software solutions for development of FAST (Free Ad-Supported TV) channels to customers such as content creation, production, video studio rental, etc. to aid in the creation of content for their channels and a platform fee for distributing the channel. Revenue is recognized at the point in time the services are performed for the development of FAST channels. We charge a monthly platform fee for distributing the FAST channel on our platform. We recognized related party revenue of $221,894 ($175,394 for FAST channel buildouts and $46,500 for channel streaming) for the year ended June 30, 2025.
[4]	During the period from October 1, 2024, through June 30, 2025, we recognized $271,638 of ad revenue from the buying and selling of advertising space on other content platform providers. Of this amount, $125,000 was recognized as Ad Agency Revenue under the Launch That Experimental Media Plan Agreement, representing revenue from the provision of discovery, development, and test media distribution services for a client campaign. The remaining $146,638 was recognized as Arbitrage Ad Revenue from the buying and selling of advertising space via the FreeCast Ad Platform.